Subsequent Events	12 Months Ended
Feb. 28, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	35. SUBSEQUENT EVENTS There were no material events subsequent to the end of the financial year that require disclosure or adjustment.